UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	February 22, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   15
Form 13F Information Table Value Total:	$162,593

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

FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    8938	     364,100    SOLE     364,100
COOPER CAMERON CORP             COM       216640102    5606      170,900    SOLE     170,900
DIAMOND OFFSHORE DRILLING INC   COM       25271C102    5632      223,300    SOLE     223,300
EL PASO CORP                    COM       28336L109    3382       81,400    SOLE      81,400
GLOBAL MARINE INC               COM       379352404    2114      151,000    SOLE     151,000
GULF INDONESIA RES LTD          COM       402284103    9740    1,119,500    SOLE   1,119,500
NABORS INDS INC                 COM       629568106     963       45,900    SOLE      45,900
NATIONAL-OILWELL INC            COM       637071101    1314       90,600    SOLE      90,600
NOBLE DRILLING CORP COM         COM       655042109    3906      162,750    SOLE     162,750
PRIDE INTL INC DEL              COM       74153Q102   14576    1,401,500    SOLE   1,401,500
ROWAN COS INC                   COM       779382100    3867      312,375    SOLE     312,375
SANTA FE INTL CORP              COM       G7805C108   17493      832,200    SOLE     832,200
STOLT OFFSHORE S A              SP ADR    861567105    5020      666,700    SOLE     666,700
			              REG COM
TALISMAN ENERGY INC             COM       87425E103   45803    1,346,759    SOLE   1,346,759
TESCO CORP                      COM       88157K101   34239    6,059,950    SOLE   6,059,950
